Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based compensation cost included in income from continuing operations
The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)
For the year ended December 31:	2023	2022	2021
Cost	$190	$164	$145
SG&A expense	616	566	555
RD&E expense	328	258	218
Pre-tax stock-based compensation cost	1,133	987	919
Income tax benefits	(290)	(249)	(223)
Net stock-based compensation cost	$843	$738	$695

Summary of Restricted Stock Units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2023, 2022 and 2021.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2021	$117	16,896,704	$120	3,551,500
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted (2)	119	(2,072,800)	124	(453,178)
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted (2)	116	(2,420,002)	116	(720,197)
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
(1)    The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.
(2)    Includes adjustments of (404,655), (362,247) and (223,397) for PSUs in 2023, 2022 and 2021, respectively, because final performance metrics were above or below specified targets.

Summary of Performance Share Units activity
The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2023, 2022 and 2021.

	RSUs		PSUs
	Weighted-Average Grant Price	Number of Units	Weighted-Average Grant Price	Number of Units (1)
Balance at January 1, 2021	$117	16,896,704	$120	3,551,500
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted (2)	119	(2,072,800)	124	(453,178)
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted (2)	116	(2,420,002)	116	(720,197)
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078
Awards granted	118	10,915,958	117	1,295,937
Awards released	114	(7,383,980)	113	(840,111)
Awards canceled/forfeited/performance adjusted (2)	115	(1,527,249)	114	(548,865)
Balance at December 31, 2023	$116	23,057,643	$118	3,473,039
(1)    The balances at December 31 for each period presented represent the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.
(2)    Includes adjustments of (404,655), (362,247) and (223,397) for PSUs in 2023, 2022 and 2021, respectively, because final performance metrics were above or below specified targets.

Summary of total fair value of RSUs and PSUs granted and vested
The total fair value of RSUs and PSUs granted and vested during the years ended December 31, 2023, 2022 and 2021 were as follows:

($ in millions)
For the year ended December 31:	2023	2022	2021
RSUs
Granted	$1,293	$1,288	$1,195
Vested	845	801	549
PSUs
Granted	$151	$136	$201
Vested	95	77	75

Schedule of weighted-average assumptions used for estimation of fair value of stock options	The fair value was estimated based on the following weighted-average assumptions:

For the year ended December 31:	2023	2022
Expected term (in years)	6.3	6.3
Expected volatility	26.0%	25.5%
Risk-free rate	4.2%	2.0%
Dividend yield	5.0%	5.3%

Summary of option activity
The following table summarizes option activity under the Plans during the years ended December 31, 2023 and 2022.

	Weighted-Average Exercise Price	Number of Shares Under Option
Balance at January 1, 2022	$135	1,549,732
Options granted	125	5,044,353
Options exercised	—	—
Options forfeited/cancelled/expired	125	(319,560)
Balance at December 31, 2022	$128	6,274,525
Options granted	133	4,574,756
Options exercised	125	(408,045)
Options forfeited/cancelled/expired	129	(584,674)
Balance at December 31, 2023	$130	9,856,562
Vested and exercisable at December 31, 2023	$132	2,297,818